Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	COMMTOUCH SOFTWARE LTD
Entity Central Index Key	0001084577
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	24,093,617

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 20,868	$ 13,432
Trade receivables, net	2,838	2,968
Deferred income taxes	1,996	1,940
Prepaid expenses and other accounts receivable	463	384
Total current assets	26,165	18,724
LONG-TERM ASSETS:
Investment in affiliates	1,227	1,227
Deferred income taxes	2,889	1,560
Intangible assets, net	3,505	4,510
Goodwill	3,792	3,792
Severance pay fund and Lease deposits	1,071	1,249
Property and equipment, net	885	920
Total long-term assets	13,369	13,258
Total assets	39,534	31,982
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	551	550
Employees and payroll accruals	1,215	1,073
Accrued expenses and other liabilities	628	330
Earn-out consideration	3,372
Deferred revenues	3,058	3,178
Total current liabilities	8,824	5,131
LONG-TERM LIABILITIES:
Long-term deferred revenues	694	964
Earn-out consideration		2,831
Accrued severance pay	1,192	1,303
Total long-term liabilities	1,886	5,098
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value NIS 0.15 par value- Authorized: 55,353,340 shares as of December 31, 2010 and 2011; Issued: 26,700,005 and 27,287,909 shares as of December 31, 2010 and 2011, respectively; Outstanding: 23,505,713 and 24,093,617 shares as of December 31, 2010 and 2011, respectively	834	812
Additional paid-in capital	188,463	186,012
Treasury shares 3,194,292 Ordinary shares at December 31, 2010 and 2011.	(8,566)	(8,566)
Accumulated other comprehensive income	23	23
Accumulated deficit	(151,930)	(156,528)
Total shareholders' equity	28,824	21,753
Total liabilities and shareholders' equity	$ 39,534	$ 31,982

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.15	0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	27,287,909	26,700,005
Ordinary shares, shares outstanding	24,093,617	23,505,713
Treasury stock, shares	3,194,292	3,194,292

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 23,016	$ 18,161	$ 15,189
Cost of revenues	4,091	2,918	2,260
Gross profit	18,925	15,243	12,929
Operating expenses:
Research and development, net	5,410	3,397	2,958
Sales and marketing	5,486	4,575	4,212
General and administrative	4,721	3,911	3,063
Total operating expenses	15,617	11,883	10,233
Operating income	3,308	3,360	2,696
Financial income (expenses), net	(27)	(55)	60
Income before tax benefit	3,281	3,305	2,756
Tax benefit	(1,317)	(1,098)	(2,404)
Net income	$ 4,598	$ 4,403	$ 5,160
Basic net earnings per share	$ 0.19	$ 0.19	$ 0.21
Diluted net earnings per share	$ 0.19	$ 0.18	$ 0.2
Weighted average number of shares used in computing basic net earnings per share	23,620,171	23,575,354	24,531,810
Weighted average numbers of shares used in computing diluted net earnings per share	24,654,458	24,873,778	25,291,517

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]		Accumulated Deficit [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 890	$ 182,144	$ (1,306)	$ 23	[1]	$ (166,091)		$ 15,660
Balance, shares at Dec. 31, 2008	25,206,659
Purchase of treasury shares, value	(56)		(3,482)					(3,538)
Purchase of treasury shares, shares	(1,457,748)
Issuance of shares upon exercise of options and warrants	8	210						218
Issuance of shares upon exercise of options and warrants, shares	209,850
Stock-based compensation related to employees		1,345						1,345
Stock-based compensation related to options granted to non- employees		32						32
Net income						5,160	5,160	5,160
Total comprehensive income							5,160
Balance at Dec. 31, 2009	842	183,731	(4,788)	23	[1]	(160,931)		18,877
Balance, shares at Dec. 31, 2009	23,958,761
Purchase of treasury shares, value	(42)		(3,778)					(3,820)
Purchase of treasury shares, shares	(1,030,466)
Issuance of shares upon exercise of options and warrants	12	785						797
Issuance of shares upon exercise of options and warrants, shares	577,418
Stock-based compensation related to employees		1,465						1,465
Stock-based compensation related to options granted to non- employees		31						31
Net income						4,403	4,403	4,403
Total comprehensive income							4,403
Balance at Dec. 31, 2010	812	186,012	(8,566)	23	[1]	(156,528)		21,753
Balance, shares at Dec. 31, 2010	23,505,713							23,505,713
Issuance of shares upon exercise of options and warrants	22	1,238						1,260
Issuance of shares upon exercise of options and warrants, shares	587,904
Stock-based compensation related to employees		1,213						1,213
Net income						4,598		4,598
Total comprehensive income							4,598
Balance at Dec. 31, 2011	$ 834	$ 188,463	$ (8,566)	$ 23	[1]	$ (151,930)		$ 28,824
Balance, shares at Dec. 31, 2011	24,093,617							24,093,617

[1]	Relates to foreign currency translation adjustments

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 4,598	$ 4,403	$ 5,160
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	545	520	491
Compensation related to options granted to employees and non-employees	1,213	1,496	1,377
Amortization and impairment of intangible assets	1,005	158
Increase in deferred income taxes	(1,385)	(1,096)	(2,404)
Capital gain from sale of equipment		(9)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	130	(1,036)	(318)
Decrease (increase) in prepaid expenses and other accounts receivable	(79)	287	(271)
Increase in accounts payable	17	138	112
Increase in employees and payroll accruals, accrued expenses and other liabilities	981	163	261
Increase (decrease) in deferred revenues	(390)	(697)	706
Increase (decrease) in accrued severance pay, net	66	(10)	(32)
Net cash provided by operating activities	6,701	4,317	5,082
Cash flows from investing activities:
Change in short-term cash deposit			740
Decrease in long-term lease deposits	1	22	1
Sale of marketable securities			2,000
Investment in affiliate			(477)
Proceeds from sale of equipment		9
Acquisition of Antivirus business		(4,600)
Purchase of property and equipment	(526)	(568)	(412)
Net cash provided by (used in) investing activities	(525)	(5,137)	1,852
Cash flows from financing activities:
Purchase of treasury shares at cost		(3,820)	(3,538)
Proceeds from options and warrants exercised	1,260	797	218
Net cash provided by (used in) financing activities	1,260	(3,023)	(3,320)
Increase (decrease) in cash and cash equivalents	7,436	(3,843)	3,614
Cash and cash equivalents at the beginning of the year	13,432	17,275	13,661
Cash and cash equivalents at the end of the year	20,868	13,432	17,275
Non-cash transactions:
Purchase of property and equipment - trade payables	(16)	(55)	(9)
Earn out consideration		2,831
Taxes paid	$ 67

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

NOTE 1: GENERAL

a. Commtouch Software Ltd. ("Commtouch" or the Company") was incorporated under the laws of Israel in 1991. The Company and its subsidiary (Commtouch Inc.) develop and provide internet security solutions to OEM partners and enterprises. The Company's business is to develop and sell, through a variety of third party distribution channels, these solutions to various customers. The Company's messaging solutions are comprised of anti-spam, Zero-Hour Virus Outbreak Protection and GlobalView Mail Reputation solutions, its Web security solution is known as GlobalView URL filtering, and its antivirus solution is known as Command Antivirus. The Company operates in one reportable segment.

b. The Company expects that it will continue to be dependent upon third-party distribution channels for a significant portion of its revenues, which are expected to be derived from sales of the Company's anti-spam, Zero-Hour, anti-virus, IP reputation, URL filtering solutions and Command Antivirus.

c. Acquisition of Antivirus business:

On September 3, 2010, the Company completed the acquisition of the assets of the Antivirus business of Authentium Inc. (now known as SafeCentral Inc.), a private Florida based company, which provides security software products and services including licensing antivirus and anti malware software, as well as sale of multi-function consumer security suites and security software products and services. As a result of this transaction, the Company will generate additional revenues and be able to sell the new acquired Antivirus services as additional product offering to new and existing customers. The consideration in respect of the acquisition is payable as follows: $ 4,600 was paid in cash at the closing date (of which $920 was placed in escrow until 2011) and an amount of $ 3,000 in cash is contingent consideration payable to Authentium Inc. based on the Antivirus business's 2011 revenues, due in May 2012 as defined in the Asset Purchase Agreement. The contingent consideration is subject to adjustments upward or downward based on the revenue derived from the purchased customer contracts. In connection with this contingent earn-out consideration, the Company recorded an estimated amount of $2,831 as of the acquisition date. As of December 31, 2011, the fair value of the contingent consideration of $ 3,372 is presented in short term liabilities. The expenses incurred with respect of the acquisition were $ 300.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC 805.

Under purchase accounting, the total purchase price was allocated to the Antivirus business's net tangible and identifiable intangible assets based on their estimated fair values at the acquisition date as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The fair value of the contingent consideration and the intangible assets was made by management with the assistance of a third party valuation.

Equipment and other assets	$128
Deferred revenue	(1,157)
Technology	1,546
Customer contracts and relationships	2,476
Covenants not-to-compete	646
Goodwill	3,792

Total purchase price	$7,431

Technology includes a virus detection technology (AV SDK and CSAM products) developed by Authentium, which is aimed at protecting customers against viruses, spyware, Trojan downloaders and other such Internet related threats. The technology is being amortized on a straight-line basis to cost of revenues over an estimated useful life of eight years.

Customer contracts and relationships is comprised of the Antivirus business's main customers and respective contracts. The customer contracts and relationships is being amortized on an accelerated basis to sales and marketing expenses, over an estimated useful life of ten years.

Covenants not-to-compete state that Authentium Inc. cannot compete against the Company by soliciting customers, employees etc. The covenants not to compete are being amortized on a straight-line basis to sales and marketing expenses, over an estimated useful life of six years.

In conjunction with the sale of the remaining business of Authentium to a third party and the discontinuation of Authentium, in 2011, the Company wrote off the remaining asset related to covenants not-to-compete in the amount of $502 which was recorded in sales and marketing expenses.

Goodwill represents the excess of the purchase price of the acquired business over the fair value of the underlying net tangible and intangible assets.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a. Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b. Financial statements in U. S. dollars:

A majority of the revenues of the Company and its subsidiary is generated in United States dollars ("dollars"). In addition, a substantial portion of their costs is incurred or denominated in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiary operate. Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars, in accordance with ASC Topic 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c. Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All inter-company balances and transactions have been eliminated upon consolidation.

d. Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.

e. Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost.

f. Investment in affiliates:

For the purposes of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over the affiliate's operating and financial policies. If the Company lacks the ability to exercise significant influence over the affiliate's operating and financial policies, the investment should be accounted for on a cost basis.

The Company's investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable. As of December 31, 2011 and 2010, the Company's investments are accounted for on a cost basis and no impairment losses have been identified.

g. Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7– 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

h. Impairment of long-lived assets:

The Company and its subsidiary's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded in 2009 through 2011.

i. Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of an acquisition made in 2010. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test at December 31, of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value determined using market capitalization. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the two years in the period ended December 31, 2011, no impairment losses have been identified.

j. Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 6 to 10 years. Acquired customer contracts and relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer contracts and relationships arrangements as compared to the straight-line method. Other intangible assets consist primarily of technology are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

During 2009 and 2010, no impairment losses have been identified. In 2011, impairment losses of $520 were recorded in respect of covenants not to compete. See Note 1.

k. Fair value measurements:

Concurrently with the adoption of ASC 820, the Company adopted ASC Topic 825, "Financial Instruments," ("ASC 825") which permits entities to elect, at specified election dates, to measure eligible financial instruments at fair value. As of December 31, 2010 and 2011, the Company did not elect the fair value option under ASC 825 for any financial assets and liabilities that were not previously measured at fair value.

The carrying amounts of cash and cash equivalents, marketable securities, trade receivables, prepaid expenses, other accounts receivable and accounts payable, approximate their fair values due to the short-term maturities of financial instruments.

l. Revenue recognition:

The Company derives revenues from sale of Anti-Spam, Anti-virus, Zero-Hour™ Virus Outbreak Protection, GlobalView Mail Reputation, GlobalView URL filtering and Command Antivirus services to OEM partners and enterprises.

Revenue is recognized in accordance with ASC 605 - 25 "Revenue Recognition" and Staff Accounting Bulletin Topic 13, when the earnings process is complete, as evidenced by an agreement between the customer and the Company, when services have been rendered, when the fee is fixed or determinable and when collectability is probable.

Revenues from such services are recognized over the service term, which generally includes a term period of one to three years.

Deferred revenues include unearned amounts received from customers, but not yet recognized as revenues.

m. Research and development costs:

ASC 985-20, "Costs of Software to be Sold, Leased or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs have been expensed.

n. Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. Research and development grants from the Government of Israel amounted to $ 131, $ 774 and $ 263 in 2011, 2010 and 2009, respectively. See note 5a.

o. Concentrations of credit risk:

The Company and its subsidiary have no significant off-balance-sheet concentration of credit risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade receivables and cash and cash equivalents. The majority of the Company's cash and cash equivalents are invested in dollars and dollar linked investments and are deposited in major banks in the United States and Israel. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The trade receivables of the Company are derived from transactions with companies located primarily in North America, Europe, Israel and Asia. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiary have determined to be doubtful of collection. The allowance for doubtful accounts was $45 and $ 32 at December 31, 2010 and 2011 respectively. Bad debt expense for each of the years ended December 31, 2009, 2010 and 2011 was $0, $ 77 and $ 7, respectively.

p. Accounting for stock-based compensation:

ASC 718 - "Compensation-stock Compensation"- ("ASC 718") requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expense for the value of its awards on a straight line basis over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718, and ASC 505-50, "Equity Based Payments to Non Employees" ("ASC 505-50"), with respect to options issued to non-employees.

The fair value for options granted in 2009, 2010 and 2011 is estimated at the date of grant using a Black-Scholes options pricing model with the following weighted average assumptions:

Employee stock options	Year ended December 31,
				2009	2010	2011

Volatility	82%	71%-73%	68%-70%
Risk-free interest rate	1.3%-1.6%	1.1%-1.6%	0.6%-2.1%
Dividend yield	0%	0%	0%
Expected life (years)	3.35	3.7-4.6	3.6-4.8

     . q. Basic and diluted net earnings per share:

Basic and diluted net earnings per share are presented in accordance with ASC Topic 260, "Earnings per Share", for all periods presented.

Basic net earnings per share have been computed using the weighted-average number of Ordinary shares outstanding during the year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus the weighted average number of dilutive potential Ordinary shares considered outstanding during the year.

In 2009, 2010 and 2011, the difference between the denominator of basic and diluted net earnings per share is due to the effect of dilutive securities for stock options and warrants. In 2009, 2010 and 2011 2,584,732, 1,211,247 and 1,034,288, respectively, weighted average number of shares related to options and warrants outstanding were excluded from calculation of the diluted earnings per share since they would have an anti-dilutive effect.

r. Severance pay:

The Company's liability for severance pay in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided by monthly deposits with severance pay funds and insurance policies, and by an accrual. The value of those funds and policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Severance expense (income) for the years ended December 31, 2009, 2010 and 2011 was approximately $ (31), $ (10) and $ 66, respectively.

s. Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as Treasury shares. The Company presents the cost to repurchase Treasury shares as a reduction in shareholders' equity.

t. Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. No liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

u. Recently issued accounting pronouncements:

In June 2011, the FASB issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company's adoption of both standards is not expected to have an impact on the Company's consolidated financial statements.

In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company's adoption of this standard is not expected to have a material impact on the Company's financial statements and disclosures.

In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company's adoption of this standard is not expected to have a material impact on the Company's financial statements and disclosures.

Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

NOTE 3: PROPERTY AND EQUIPMENT

	December 31
	2010	2011

Cost:
Computers and peripheral equipment	$4,233	$4,717
Office furniture and equipment	627	640
Motor vehicles	45	45
Leasehold improvements	1,182	1,195

	6,087	6,597

Less accumulated depreciation	(5,167)	(5,712)

Property and Equipment, net	$920	$885

Depreciation expense amounted to approximately $ 491, $ 520 and $ 545 in 2009, 2010 and 2011, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

NOTE 4:- INTANGIBLE ASSETS

Intangible assets, net, are comprised of the following:

	Cost		Accumulated amortization			Intangible assets, net
								December 31,
	2010	2011	2010	2011		2010	2011

Customers contracts and
relationships	$2,476	$2,476	$57		$260	$2,419	$2,216
Technology	1,546	1,546	65		257	1,481	1,289
Covenants not-to-compete	646	646	36	(*)	646	610	-

	$4,668	$4,668	$158		$1,163	$4,510	$3,505

(*) Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.See Note 1.

Amortization of intangible assets charged to expense was $ 0, $ 158 and $ 1,005 for 2009, 2010 and 2011, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 5: COMMITMENTS AND CONTINGENCIES

a. Commtouch Software Ltd., which is incorporated in Israel, partially financed its research and development expenditures under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In connection with its research and development, the Company received $ 1,185 of participation payments from the OCS. In return for the OCS's participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed product, up to 100% of the amount of grants received (100% plus interest at LIBOR). The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received or accrued, net of royalties paid or accrued, totaled approximately $ 1,098 as of December 31, 2011. For the years ended December 31, 2011 ,2010 and 2009, the amounts of $ 61, $ 17 and $ 8 , respectively, were recorded as cost of revenues with respect to royalties due to the OCS.

b. Operating leases:

The Company leases its facility in Israel under an operating lease agreement expiring on December 31, 2011. The subsidiary leases its facilities in the U.S. under an operating lease agreement expiring on August 31, 2013.

Facilities rent expense for 2009, 2010 and 2011 was approximately $ 259, $ 352 and $ 410, respectively.

Annual minimum future lease payments due under the above agreements (and motor vehicle leases, which expire in 2013), at the exchange rate in effect on December 31, 2011, are approximately as follows:

2012	$523
2013	98
2014	1

$622

c. During late 2010, one of the Company's customers, among others, was named as a defendant in a patent infringement claim in a United States District Court involving four distinct patents. In September 2011, the Company received an indemnification notification from the customer indicating that one or two of those patents may relate to Commtouch technology, and the customer was reserving its rights. Due to the preliminary stage of the legal proceedings, the Company and its legal advisors cannot currently assess the outcome or possible adverse effect on the Company's financial position or results of operations.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 6: SHAREHOLDERS' EQUITY

a. General:

The Ordinary shares of the Company have been traded on the Nasdaq National Market (now known as the Nasdaq Global Market) and Nasdaq Capital Market (formerly: The NASDAQ SmallCap Market), since July 1999 and 2002, respectively.

On December 16, 2009, the Company's Ordinary shares became listed for trading publicly on the Tel Aviv Stock Exchange, or "TASE", thus making the company a "dual listed" company.

The Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

b. Employee stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase Ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase Ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the "Amended and Restated Israeli Share Option Plan"). As of December 31, 2011, an aggregate of 2,366,082 Ordinary shares of the Company are still available for future grant to employees and directors.

Options granted under such plans and agreements up to September 2005, expire generally after ten years from the date of grant and grants from September 2005 having six-year terms from the date of grant. Options cease vesting upon termination of the optionee's employment or other relationship with the Company. The options generally vest over a period of four years. The exercise price of the options granted under the individual agreements may not be less than the nominal value of the shares into which such options are exercisable. Any options that are canceled or not exercised within the option term become available for future grant.

A summary of the Company's employees share option activity under the plans is as follows:

	Number of options		Weighted average exercise price	Aggregate intrinsic value
						2011	2011	2011

	Outstanding at the beginning of the year	3,590,257		2.79
Granted	1,224,000		3.32
Exercised	(559,057)		2.12
Expired and forfeited	(222,519)		2.52

Outstanding at the end of the year	4,032,681		3.06		$2,554

Options vested and expected to vest at the end of the year	3,913,142		2.96		$2,539

Exercisable options at the end of the year	2,421,699		2.88		$2,386

Weighted average fair value of options granted during the year			3.91

The aggregate intrinsic value of the Company's options is the difference between the Company's closing share price on the last trading day of the fiscal year 2011 and the exercise price, times the number of options.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average remaining price per share	Options exercisable	Weighted average exercise price per share of exercisable options

						$0.33-$0.60	398,057	0.81	$0.35	398,057	0.35
						$0.93-$1.89	479,872	2.81	$1.39	449,236	1.37
						$1.93-$2.91	451,328	2.39	$2.32	380,657	2.38
						$3.12-$3.14	453,665	1.63	$3.12	389,665	3.12
						$3.18-$3.28	671,466	4.88	$3.21	112,578	3.20
$3.41-$3.69	611,333	5.25	$3.44	8,333	3.50
$3.75-$4.35	526,834	4.11	$3.89	243,693	3.906.27
$4.69-$6.60	440,126	1.65	$6.27	439,480	3.906.27

	4,032,681	3.19	$3.06	2,421,699	2.88

d. Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. The original allotment of shares to this plan was 1,263,333. On December 15, 2006, the Company combined the remaining pool of options in the employee stock option plans reserve with the amount of options remaining in the Directors Stock Option Plan reserve.

Since the annual meeting of shareholders in 2003, new directors joining the Board were entitled to a grant of 50,000 options. Directors who are re-elected at the annual meeting of shareholders are entitled to additional grants of 16,667 options, though at the annual meeting held October 26, 2009 shareholders approved a one-time increase in the grants to re-elected directors to 30,000 options.

Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, but since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

On January 1, 2011, 926,672 options were outstanding under the Directors Stock Option Plan.

During 2011, the Company granted 150,002 options to Directors at a weighted average exercise price at $ 3.47 per share. The weighted average fair value of options granted during the year is $ 1.90. During the year, 28,847 options were exercised at a weighted average exercise price at $ 2.54 per share. As of December 31, 2011, 556,959 options were vested and unexercised and 1,047,827 were outstanding under the Directors Stock Option Plan.

e. Options to non-employees:

Issuance date	Options granted for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through

					May 2006-2008 (i)	83,334	$3.21-$5.73	81,250	May 2013

	83,334		81,250

(i) As a consideration for consulting services, on May 7, 2006 the Company issued 50,000 options to a service provider to purchase the Company's Ordinary shares at a price of $ 3.21 per option. On May 5, 2007, the Company issued an additional 16,667 options to the service provider to purchase the Company's Ordinary shares at a price of $ 5.73 per option. On May 6, 2008, the Company issued an additional 16,667 options to purchase Ordinary shares to the service provider at a price of $ 3.85 per option. The options shall vest and become exercisable at a rate of 1/16 of the options every three months. The Company has accounted for this grant under the fair value method of ASC 505-50. The fair value for these options were estimated using a Black-Scholes option-pricing model. Compensation expense for 2009, 2010 and 2011 amounted to $ 32, $ 31 and $0, respectively.

f. The total unrecognized estimated compensation cost related to non-vested stock options granted until December 31, 2011 was $ 3,533 which is expected to be recognized over a period of up to four years.

g. Total stock-based compensation expenses recognized in 2009, 2010 and 2011:

The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
				2009	2010	2011

Cost of revenues	$40	$38	$24
Research and development	302	316	294
Selling and marketing	300	373	355
General and administrative	735	769	540

	$1,377	$1,496	$1,213

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 7: INCOME TAXES

a. Corporate tax structure:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Efficiency for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

The Company is not in development area A. The Company is examining the possible effect of the amendment on the financial statements, if at all, and has not yet decided whether to apply the amendment.

b. Tax benefits under Israel's Law for the Encouragement of Industry (Taxation), 1969:

The Company may currently qualify as an "industrial company" within the definition of the Law for the Encouragement of Industry (Taxation), as such, it may be eligible for certain tax benefits, including, inter alia, special depreciation rates for machinery, equipment and buildings, amortization of patents, certain other intangible property rights and deduction of share issuance expenses.

c. Net operating loss carryforwards:

As of December 31, 2011, the Company's net operating loss carryforwards for tax purposes amounted to approximately $ 73,311 (including capital loss carry forward of $ 15,000) which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2011, for federal income tax purposes, the U.S. subsidiary had net operating loss carry-forwards of approximately $ 91,616. These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2012 through 2025.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating losses before utilization.

Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that some of the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

d. Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2010 and 2011, the Company's deferred taxes were in respect of the following:

	December 31,
	2010	2011

Net operating loss carry-forwards (*)	$48,864	$54,075
Reserves and allowances	492	274
Property and Equipment	52	52
Research and development costs	669	642

Deferred tax assets before valuation allowance	50,077	55,043
Valuation allowance	(46,577)	(50,158)

Deferred tax asset	$3,500	$4,885

Domestic:
Current deferred tax asset, net	$1,559	$1,572
Non-current deferred tax asset, net	1,535	2,485

	3,094	4,057
Foreign:
Current deferred tax asset, net	381	424
Non-current deferred tax asset, net	25	404

	406	828

	$3,500	$4,885

(*) Including capital loss carry forwards of $ 3,824 in Israel.

e. For the year ended December 31, 2009, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of the benefits from accumulated net operating loss carryforwards due to the uncertainty of the realization of such tax benefits, as well as recognition of a deferred tax asset of $ 2,404 in respect of net operating loss carryforwards and temporary differences that are more likely than not to be realized in the foreseeable future. For the year ended December 31, 2010, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of the benefits from accumulated net operating loss carry forward due to the uncertainty of the realization of such tax benefits, as well as utilization of deferred tax asset of approximately $ 500 during 2010, offset by a recognition of a deferred tax asset of approximately $ 1,600 in respect of net operating loss carry-forwards and temporary differences that are more likely than not to be realized in the foreseeable future.

For the year ended December 31, 2011, the main reconciling items between the Company's statutory tax rate and the effective tax rate relates to changes in valuation allowance due to utilization of net operating loss carry forwards, recognition of net operating loss carry forward due to certainty of future realization of taxable income, and an increase in the Israeli tax rate (which resulted in an increase in the deferred tax asset) offset by increase in the exchange rate of the US dollars compared to the New Israeli Shekel.

f. Income before tax benefit consists of the following:

	Year ended December 31,
				2009	2010	2011

Israel	$2,573	$3,124	$3,114
U.S.	183	181	167

	$2,756	$3,305	$3,281

The Company is required to calculate and account for income taxes in each jurisdiction in which the Company or its subsidiary operate. Significant judgment is required in determining its worldwide provision for income taxes and recording the related assets and liabilities.

Tax benefit is comprised of the following:

	Year ended December 31,
				2009	2010	2011

Current taxes:
Foreign	$-	$(2)	$(2)
Domestic	-	-	70

	$-	$(2)	$68

Deferred taxes:
Foreign	$(135)	$(270)	$(357)
Domestic	(2,269)	(826)	(1,028)

	$(2404)	$(1096)	$(1,385)

	(2,404)	$(1,098)	$(1,317)

h. Tax assessments:

The Company has final tax assessments in Israel through 2006.

Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information [Abstract]
Geographic Information

NOTE 8: GEOGRAPHIC INFORMATION

The Company conducts its business on the basis of one reportable segment. The Company has adopted ASC 280, "Segment Reporting".

a. Revenues from external customers:

	Year ended December 31,
	2009	2010	2011

Israel	$1,544	$2,047	$2,044
North America	8,032	9,184	12,655
Europe	3,776	4,454	4,869
Asia	1,508	1976	3,036
Other	329	500	412

	$15,189	$18,161	$23,016

For the years ended December 31, 2009, 2010 and 2011, there are no major customers.

b. The Company's net amount of long-lived assets is as follows:

	December 31
	2010	2011

Israel	$261	$246
U.S.A.	5,169	4,144

	$5,430	$4,390

Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2011
Financial Income (Expenses), Net [Abstract]
Financial Income (Expenses), Net

NOTE 9:- FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2009	2010	2011

Income:
Interest on cash and cash equivalents and short term deposit	$108	$20	$177
Capital gain on sale of marketable securities	38	-	-

Expenses:
Foreign currency exchange differences and other	(86)	(75)	(204)

	$60	$(55)	$(27)